Costs (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Costs
Real estate	$ 269,762	$ 214,231
Others	2,087	1,631
Total inventories at the end of the year	$ 271,849	$ 215,862